Costs and Estimated Earnings On Uncompleted Contracts	3 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Environmental Turf Services, LLC [Member]
Costs and Estimated Earnings On Uncompleted Contracts

Note 4 – Costs and estimated earnings on uncompleted contracts

Costs and estimated earnings on uncompleted contracts and related amounts billed as of June 30, 2016 and September 30, 2016 are as follows:

	June 30, 2016	September 30, 2016
Costs incurred on uncompleted contracts	$534,706	$594,147
Estimated earnings	100,125	100.125

Less: Billings to date	508,273	667,505
	$126,558	$26,767

Such amounts are included in the accompanying balance sheets as of June 30, 2016 and September 30, 2016 under the following captions:

	June 30, 2016	September 30, 2016

Billings in excess of costs and estimated earnings	$126,558	$26,767
	$126,558	$26,767

Note 4 – Costs and estimated earnings on uncompleted contracts

Costs and estimated earnings on uncompleted contracts and related amounts billed as of December 31, 2015, and December 31, 2014, are as follows:

	2015	2014
Costs incurred on uncompleted contracts	$273,872	$325,774
Estimated earnings	395,558	105,998

Less: Billings to date	466,773	395,433
	$202,657	$36,339

Such amounts are included in the accompanying balance sheets at December 31, 2015 and 2014, under the following captions:

	2015	2014

Billings in excess of costs and estimated earnings	$202,657	$36,339
	$202,657	$36,339